Goodwill, Net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill, Net [Abstract]
Schedule of Gross Amount of Goodwill and Accumulated Impairment Losses

The gross amount of goodwill and accumulated impairment losses by reporting unit as of December 31, 2024 and 2025 are as follows:

	Agency segment	Total
	RMB	RMB
Gross as of December 31, 2024	374,149	374,149
Addition in 2025 (Note 3)	—	—
Disposal in 2025 (Note 3)	—	—
Accumulated impairment loss as of December 31, 2024	(374,149)	(374,149)
Net, as of December 31, 2024	—	—
Net, as of December 31, 2025	—	—